UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21905

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
         ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
         ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
         ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                           ----------------

                      Date of fiscal year end: DECEMBER 31
                                              -----------------
                    Date of reporting period: MARCH 31, 2008
                                             ------------------
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       VALUE
   CURRENCY)                         DESCRIPTION                        COUPON   MATURITY   (US DOLLARS)
---------------   ---------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (b) - 58.9%

                  ARGENTINA - 4.1%
        760,000   Banco Hipotecario SA (USD) ........................     9.75%  04/27/16   $     682,100
      2,527,616   Republic of Argentina (ARS) (c) ...................     2.00%  01/03/10       1,603,970
      3,840,000   Republic of Argentina (USD) .......................     7.00%  04/17/17       2,781,446
                                                                                            -------------
                                                                                                5,067,516
                                                                                            -------------

                  BRAZIL - 5.7%
      3,420,000   Brazil NTN - B Note (BRL) .........................     6.00%  08/15/10       3,192,534
        430,000   Independencia International Ltd. (USD) ............     9.88%  01/31/17         402,050
      1,000,000   Isa Capital do Brasil SA (USD) ....................     7.88%  01/30/12       1,035,000
      4,570,000   Nota do Tesouro Nacional (BRL) ....................    10.00%  01/01/17       2,179,682
        130,000   Odebrecht Finance Ltd. (USD) ......................     7.50%  10/18/17         134,863
                                                                                            -------------
                                                                                                6,944,129
                                                                                            -------------

                  CHINA - 1.4%
        630,000   Agile Property Holdings Ltd. (USD) ................     9.00%  09/22/13         485,465
        670,000   Parkson Retail Group Ltd. (USD) ...................     7.88%  11/14/11         659,950
        540,000   Parkson Retail Group Ltd. (USD) ...................     7.13%  05/30/12         510,300
                                                                                            -------------
                                                                                                1,655,715
                                                                                            -------------
                  COLOMBIA - 3.0%
        380,000   EEB International Ltd. (USD) ......................     8.75%  10/31/14         394,687
  3,140,000,000   Republic of Colombia (COP) ........................    12.00%  10/22/15       1,800,926
      1,430,000   Republic of Colombia (USD) ........................     7.38%  09/18/37       1,531,745
                                                                                            -------------
                                                                                                3,727,358
                                                                                            -------------

                  DOMINICAN REPUBLIC - 1.8%
        820,000   Cerveceria Nacional Dominica (USD) (c) ............    16.00%  03/27/12         848,700
      1,310,000   Dominican Republic (USD) ..........................     8.63%  04/20/27       1,414,800
                                                                                            -------------
                                                                                                2,263,500
                                                                                            -------------

                  ECUADOR - 1.8%
        630,000   Republic of Ecuador (USD) .........................     9.38%  12/15/15         641,025
      1,610,000   Republic of Ecuador (USD) .........................    10.00%  08/15/30       1,565,725
                                                                                            -------------
                                                                                                2,206,750
                                                                                            -------------

                  EGYPT - 3.0%
      7,500,000   Arab Republic of Egypt (EGP) ......................     8.75%  07/18/12       1,407,562
      2,140,000   Egypt Government Bond (EGP) .......................     9.10%  09/20/12         402,147
     10,000,000   Egypt Treasury Bill (EGP) .........................     0.00%  04/29/08       1,827,376
                                                                                            -------------
                                                                                                3,637,085
                                                                                            -------------
                  EL SALVADOR - 1.6%
        420,000   Republic of El Salvador (USD) .....................     8.25%  04/10/32         476,700
      1,350,000   Republic of El Salvador (USD) .....................     7.65%  06/15/35       1,437,750
                                                                                            -------------
                                                                                                1,914,450
                                                                                            -------------

                  GABON - 1.3%
      1,480,000   Gabonese Republic (USD) ...........................     8.20%  12/12/17       1,559,624
                                                                                            -------------


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       VALUE
   CURRENCY)                         DESCRIPTION                        COUPON   MATURITY   (US DOLLARS)
---------------   ---------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (b) - (CONTINUED)

                  GHANA - 1.1%
      1,330,000   Republic of Ghana (USD) ...........................     8.50%  10/04/17   $   1,402,970
                                                                                            -------------

                  INDIA - 1.9%
     65,000,000   JPMorgan Chase Bank NA, Credit Linked
                     Note (INR) (c) .................................     8.07%  01/15/17       1,629,050
     28,000,000   JPMorgan International Derivatives (GBP) ..........     7.49%  09/08/08         681,492
                                                                                            -------------
                                                                                                2,310,542
                                                                                            -------------

                  INDONESIA - 2.3%
        290,000   BLT Finance BV (USD) ..............................     7.50%  05/15/14         185,369
  4,200,000,000   Indonesian Government (IDR) .......................    11.00%  12/15/12         466,334
    650,000,000   Indonesian Government (IDR) .......................    12.50%  03/15/13          75,973
  1,850,000,000   Indonesian Recapitalization Bond (IDR) ............    13.40%  02/15/11         218,402
  4,650,000,000   Indonesian Recapitalization Bond (IDR) ............    13.45%  08/15/11         553,888
        700,000   Majapahit Holding BV (USD) ........................     7.75%  10/17/16         688,618
        670,000   Majapahit Holding BV (USD) ........................     7.25%  06/28/17         637,673
                                                                                            -------------
                                                                                                2,826,257
                                                                                            -------------

                  MEXICO - 4.2%
        480,000   Desarrolladora Homex SA (USD) .....................     7.50%  09/28/15         478,800
      8,080,000   Mexican Fixed Rate Bonds (MXN) ....................     9.00%  12/20/12         808,930
     15,580,000   Mexican Fixed Rate Bonds (MXN) ....................     9.50%  12/18/14       1,627,572
     22,340,000   Mexican Fixed Rate Bonds (MXN) ....................     8.00%  12/07/23       2,189,552
                                                                                            -------------
                                                                                                5,104,854
                                                                                            -------------

                  NIGERIA - 1.2%
      1,000,000   GTB Finance BV (USD) ..............................     8.50%  01/29/12         950,000
     60,000,000   KfW Internatonal Finance (NGN) ....................     8.50%  01/18/11         506,042
                                                                                            -------------
                                                                                                1,456,042
                                                                                            -------------

                  PAKISTAN - 1.5%
        270,000   Islamic Republic of Pakistan (USD) ................     6.75%  02/19/09         266,230
      1,020,000   Islamic Republic of Pakistan (USD) ................     6.88%  06/01/17         869,550
        830,000   Pakistan Mobile Communication (USD) ...............     8.63%  11/13/13         731,001
                                                                                            -------------
                                                                                                1,866,781
                                                                                            -------------

                  PANAMA - 0.3%
        290,000   Republic of Panama (USD) ..........................     8.88%  09/30/27         369,968
                                                                                            -------------
                  PERU - 2.6%
      6,040,000   Peru Bono Soberano (PEN) ..........................     7.84%  08/12/20       2,409,228
        790,000   Republic of Peru (USD) ............................     6.55%  03/14/37         816,544
                                                                                            -------------
                                                                                                3,225,772
                                                                                            -------------

                  PHILIPPINES - 0.9%
        480,000   Republic of Philippines (USD) .....................     8.25%  01/15/14         550,493
        100,000   Republic of Philippines (USD) .....................     8.00%  01/15/16         114,500
        330,000   Republic of Philippines (USD) .....................     9.38%  01/18/17         412,973
                                                                                            -------------
                                                                                                1,077,966
                                                                                            -------------


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                        STATED       VALUE
   CURRENCY)                         DESCRIPTION                        COUPON   MATURITY   (US DOLLARS)
---------------   ---------------------------------------------------   ------   --------   -------------
BONDS AND NOTES (b) - (CONTINUED)

                  RUSSIA - 3.7%
        830,000   Alfa Bond ISS (USD) (c) ...........................     8.64%  02/22/17   $     769,825
        780,000   Evraz Group SA (USD) ..............................     8.25%  11/10/15         766,350
     10,400,000   GPB Eurobond Finance PLC (RUB) ....................     7.25%  02/22/10         434,297
     41,981,119   Red Arrow International Leasing PLC (RUB) .........     8.38%  06/30/12       1,792,068
        830,000   RS Finance (RSB) (USD) ............................     7.50%  10/07/10         759,118
                                                                                            -------------
                                                                                                4,521,658
                                                                                            -------------

                  SERBIA - 1.1%
      1,460,000   Republic of Serbia (USD) (d) ......................     3.75%  11/01/24       1,341,375
                                                                                            -------------

                  SOUTH AFRICA - 1.1%
     10,770,000   Republic of South Africa Government Bond (ZAR) ....    10.00%  02/28/09       1,321,674
                                                                                            -------------

                  TURKEY - 2.1%
      1,380,000   Turkey Government Bond (TRY) ......................    10.00%  02/15/12       1,105,679
      2,150,000   Turkey Government Bond (TRY) ......................    16.00%  03/07/12       1,503,729
                                                                                            -------------
                                                                                                2,609,408
                                                                                            -------------

                  UKRAINE - 3.8%
        800,000   Alfa Bank Ukraine (USD) ...........................     9.75%  12/22/09         807,584
      1,070,000   EX-IM Bank of Ukraine (USD) .......................     7.65%  09/07/11       1,070,953
      4,000,000   JSCB Ukrsotsbank, Credit Linked Note (USD) ........    12.00%  10/15/12         816,745
        500,000   UBS AG Jersey Branch (USD) ........................     9.13%  06/21/10         492,500
      1,480,000   Ukraine Government International Bond (USD) .......     6.75%  11/14/17       1,460,020
                                                                                            -------------
                                                                                                4,647,802
                                                                                            -------------

                  URUGUAY - 3.2%
      1,390,000   Republic Orient Uruguay (USD) .....................     7.63%  03/21/36       1,419,885
     37,710,000   Republic Orient Uruguay (UYU) .....................     5.00%  09/14/18       2,013,362
      8,560,000   Republic Orient Uruguay (UYU) .....................     4.25%  04/05/27         418,536
                                                                                            -------------
                                                                                                3,851,783
                                                                                            -------------

                  VENEZUELA - 4.2%
      2,230,000   Petroleos de Venezuela SA (USD) ...................     5.25%  04/12/17       1,468,455
        359,000   Republic of Venezuela (USD) .......................    10.75%  09/19/13         371,368
      1,140,000   Republic of Venezuela (USD) .......................     8.50%  10/08/14       1,070,859
      2,790,000   Republic of Venezuela (USD) .......................     5.75%  02/26/16       2,204,100
                                                                                            -------------
                                                                                                5,114,782
                                                                                            -------------

                  TOTAL BONDS AND NOTES .................................................      72,025,761
                  (Cost $71,620,316)                                                        -------------


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                     VALUE
-----------   ------------------------------------------------------------------   --------------
COMMON STOCKS - 45.0%

              ARGENTINA - 1.2%
     29,200   Tenaris SA, ADR ..................................................   $    1,455,620
                                                                                   --------------
              BRAZIL - 7.1%
     52,300   Banco Bradesco SA, ADR ...........................................        1,451,848
     68,000   Companhia Vale do Rio Doce, ADR ..................................        1,982,200
     56,370   Lojas Renner SA ..................................................        1,048,565
     18,946   Petroleo Brasileiro SA, ADR ......................................        1,604,537
     43,000   Souza Cruz SA ....................................................        1,110,104
     28,000   Telecomunicacoes de Sao Paulo SA .................................          621,212
     24,600   Ultrapar Participacoes SA, Preference Shares .....................          841,029
                                                                                   --------------
                                                                                        8,659,495
                                                                                   --------------

              CHILE - 1.2%
     29,000   Banco Santander Chile SA, ADR ....................................        1,515,540
                                                                                   --------------

              CHINA - 5.5%
     95,000   China Mobile Ltd. ................................................        1,413,529
    190,000   CLP Holdings Ltd. ................................................        1,563,671
    350,000   Dah Sing Banking Group Ltd. ......................................          594,528
    200,000   Hang Lung Group Ltd. .............................................          944,409
    920,000   PetroChina Company Ltd., H Shares ................................        1,149,018
    490,000   Swire Pacific Ltd., B Shares .....................................        1,091,737
                                                                                   --------------
                                                                                        6,756,892
                                                                                   --------------

              CZECH REPUBLIC - 1.1%
      9,000   Erste Bank der Oesterreichischen Sparkassen AG ...................          592,898
      3,000   Komercni Banka AS ................................................          716,958
                                                                                   --------------
                                                                                        1,309,856
                                                                                   --------------

              HUNGARY - 0.9%
      5,300   Richter Gedeon, Sponsored GDR ....................................        1,098,193
                                                                                   --------------

              INDIA - 3.5%
     60,000   Gail India Ltd. ..................................................          636,266
     20,000   Glaxosmithkline Pharmaceuticals Ltd. .............................          520,040
      8,000   Grasim Industries Ltd. ...........................................          513,519
     40,000   Hero Honda Motors Ltd. ...........................................          692,473
     11,500   Housing Development Finance Corp. Ltd. ...........................          682,132
     27,000   ICICI Bank Ltd. ..................................................          517,792
     74,000   Satyam Computer Services Ltd. ....................................          731,054
                                                                                   --------------
                                                                                        4,293,276
                                                                                   --------------

              INDONESIA - 1.8%
    300,000   PT Astra International Tbk .......................................          790,331
  1,800,000   PT Unilever Indonesia Tbk ........................................        1,349,267
                                                                                   --------------
                                                                                        2,139,598
                                                                                   --------------

              MALAYSIA - 2.2%
     85,000   British American Tobacco Malaysia Berhad .........................        1,129,436
    455,000   Public Bank Berhad ...............................................        1,550,571
                                                                                   --------------
                                                                                        2,680,007
                                                                                   --------------


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                     VALUE
-----------   ------------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)

              MEXICO - 5.5%
     48,900   Fomento Economico Mexicano, S.A.B. de C.V., Sponsored ADR ........   $    2,043,042
     34,000   Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ........          758,200
    361,000   Grupo Continental, S.A.B. ........................................          873,435
    297,000   Grupo Financiero Banorte, S.A.B. de C.V., O Shares ...............        1,287,598
    274,000   Kimberly-Clark de Mexico, S.A.B. de C.V., A Shares ...............        1,215,432
    390,000   SARE Holding S.A.B de C.V., B Shares (e) .........................          538,677
                                                                                   --------------
                                                                                        6,716,384
                                                                                   --------------

              PHILIPPINES - 1.0%
    970,000   Bank of the Philippine Islands ...................................        1,230,788
                                                                                   --------------

              QATAR - 0.6%
     16,000   Qatar Insurance Company ..........................................          712,381
                                                                                   --------------

              RUSSIA - 1.1%
     15,000   LUKOIL, ADR ......................................................        1,282,500
                                                                                   --------------

              SOUTH AFRICA - 1.7%
    177,000   Massmart Holdings Ltd. ...........................................        1,457,904
    188,000   Truworths International Ltd. .....................................          591,122
                                                                                   --------------
                                                                                        2,049,026
                                                                                   --------------

              SOUTH KOREA - 3.3%
     55,000   Pusan Bank .......................................................          688,645
      6,300   Samsung Electronics Company Ltd., Preference Shares ..............        2,837,179
        850   Shinsegae Company Ltd. ...........................................          535,568
                                                                                   --------------
                                                                                        4,061,392
                                                                                   --------------

              TAIWAN - 3.6%
    890,000   Fubon Financial Holdings Company, Ltd. ...........................        1,010,714
    866,451   Taiwan Mobile Company, Ltd. ......................................        1,668,473
    823,599   Taiwan Semiconductor Manufacturing Company, Ltd. .................        1,710,664
                                                                                   --------------
                                                                                        4,389,851
                                                                                   --------------

              THAILAND - 2.0%
    220,000   PTT Exploration and Production Public Company Ltd. ...............        1,055,106
    200,000   Siam Cement Public (The) Company Ltd. ............................        1,384,786
                                                                                   --------------
                                                                                        2,439,892
                                                                                   --------------

              TURKEY - 1.7%
    249,000   Aksigorta AS .....................................................          906,947
      9,000   Bim Birlesik Magazalar AS ........................................          708,237
     35,350   Migros Turk TAS ..................................................          519,269
                                                                                   --------------
                                                                                        2,134,453
                                                                                   --------------

              TOTAL COMMON STOCKS ..............................................       54,925,144
              (Cost $44,346,374)                                                   --------------


                 See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                                        DESCRIPTION                                     VALUE
              ------------------------------------------------------------------   --------------
              TOTAL INVESTMENTS - 103.9% .......................................   $  126,950,905
              (Cost $115,966,690) (f)

              LOAN OUTSTANDING - (6.5)% ........................................       (8,000,000)
              NET OTHER ASSETS AND LIABILITIES - 2.6% ..........................        3,220,363
                                                                                   --------------
              NET ASSETS - 100.0% ..............................................   $  122,171,268
                                                                                   ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2008.

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at March 31, 2008.

(e)  Non-income producing security.

(f)  Aggregate cost for federal income tax and financial reporting purposes.

ADR  American Depositary Receipt
GDR  Global Depositary Receipt
RSB  Russian Standard Bank

     CURRENCY

ARS   Argentine Peso
BRL   Brazilian Real
COP   Colombian Peso
EGP   Egyptian Pound
GBP   British Pound Sterling
IDR   Indonesian Rupiah
INR   Indian Rupee
MXN   Mexican Peso
NGN   Nigerian Naira
PEN   Peruvian New Sol
RUB   Russian Ruble
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso
ZAR   South African Rand


Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2008 (UNAUDITED)

                FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                           CONTRACTS TO RECEIVE
             ------------------------------------------------
                                                                    NET             NET
                                                                 UNREALIZED     UNREALIZED
                                                       IN       APPRECIATION   DEPRECIATION
EXPIRATION           LOCAL             VALUE IN     EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE           CURRENCY (a)          U.S. $     FOR U.S. $      U.S. $         U.S. $
----------   ----------------------   ----------   ----------   ------------   -------------
04/17/08     INR         83,830,000   $2,085,909   $2,109,992   $         --   $    (24,083)
04/17/08     MXN         15,844,000    1,485,340    1,461,591         23,749             --
04/17/08     TRY          2,751,000    2,048,736    2,200,109             --       (151,373)
                                                                ------------   ------------
                                                                $     23,749   $   (175,456)
                                                                ------------   ------------

                FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                           CONTRACTS TO DELIVER
             ------------------------------------------------
                                                                     NET           NET
                                                                 UNREALIZED     UNREALIZED
                                                       IN       APPRECIATION   DEPRECIATION
EXPIRATION           LOCAL            VALUE IN      EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE           CURRENCY (a)         U.S. $      FOR U.S. $      U.S. $         U.S. $
----------   ----------------------   ----------   ----------   ------------   -------------
04/17/08     BRL          7,157,000   $4,065,239   $3,929,117   $         --   $   (136,122)
04/17/08     COP      3,267,714,000    1,778,493    1,633,857             --       (144,636)
04/17/08     INR         89,855,000    2,235,827    2,263,635         27,808             --
04/17/08     MXN         23,750,000    2,226,510    2,155,592             --        (70,918)
04/17/08     RUB         51,314,000    2,180,779    2,075,851             --       (104,928)
04/17/08     TRY          4,533,000    3,375,833    3,646,235        270,402             --
04/17/08     ZAR          9,944,000    1,220,788    1,358,377        137,589             --
                                                                ------------   ------------
                                                                $    435,799   $   (456,604)
                                                                ------------   ------------
Unrealized Appreciation (Depreciation) ......................   $    459,548   $   (632,060)
                                                                ============   ============
Net Unrealized Appreciation (Depreciation) ..................                  $   (172,512)
                                                                               ============

(a)   Please see page 6 for currency descriptions.


                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS (a)
MARCH 31, 2008 (UNAUDITED)

                       PORTFOLIO COMPONENTS -- BY INDUSTRY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Government Bonds and Notes                                                 41.0%
Commercial Banks                                                           11.6%
Oil, Gas & Consumable Fuels                                                 5.2%
Diversified Financial Services                                              5.1%
Semiconductors & Semiconductor Equipment                                    3.6%
Beverages                                                                   3.0%
Food & Staples Retailing                                                    2.5%
Wireless Telecommunication Services                                         2.4%
Electric Utilities                                                          2.3%
Metals & Mining                                                             2.2%
Household Products                                                          2.0%
Real Estate Management & Development                                        2.0%
Tobacco                                                                     1.8%
Multiline Retail                                                            1.7%
Construction Materials                                                      1.5%
Insurance                                                                   1.3%
Pharmaceuticals                                                             1.3%
Automobiles                                                                 1.2%
Energy Equipment & Services                                                 1.1%
Specialty Retail                                                            1.1%
Thrifts & Mortgage Finance                                                  1.1%
Export/Import Bank                                                          0.8%
Household Durables                                                          0.8%
Transportation Infrastructure                                               0.6%
IT Services                                                                 0.6%
Telecommunications                                                          0.6%
Gas Utilities                                                               0.5%
Diversified Telecommunication                                               0.5%
Capital Markets                                                             0.4%
Transportation                                                              0.1%
Construction & Chemicals                                                    0.1%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.


Page 8           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS (a) (b) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

                       PORTFOLIO COMPONENTS -- BY COUNTRY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Brazil                                                                     12.3%
Mexico                                                                      9.3%
China                                                                       6.6%
India                                                                       5.2%
Argentina                                                                   5.1%
Russia                                                                      4.6%
Venezuela                                                                   4.0%
Indonesia                                                                   3.9%
Turkey                                                                      3.7%
Ukraine                                                                     3.7%
Taiwan                                                                      3.5%
South Korea                                                                 3.2%
Uruguay                                                                     3.0%
Colombia                                                                    2.9%
Egypt                                                                       2.9%
South Africa                                                                2.7%
Peru                                                                        2.5%
Malaysia                                                                    2.1%
Thailand                                                                    1.9%
Philippines                                                                 1.8%
Dominican Republic                                                          1.8%
Ecuador                                                                     1.7%
El Salvador                                                                 1.5%
Pakistan                                                                    1.5%
Gabon                                                                       1.2%
Chile                                                                       1.2%
Nigeria                                                                     1.1%
Ghana                                                                       1.1%
Serbia                                                                      1.1%
Czech Republic                                                              1.1%
Hungary                                                                     0.9%
Qatar                                                                       0.6%
Panama                                                                      0.3%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

(b) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.


                 See Notes to Quarterly Portfolio of Investments          Page 9

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

VALUATION INPUTS                                    INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS (a)
-------------------------------------------------   -------------------------   -------------------------------
Level 1 - Quoted Prices- Investments ............         $  54,925,144                   $ (172,512)
Level 2 - Other Significant Observable Inputs ...            72,025,761                           --
Level 3 - Significant Unobservable Inputs .......                    --                           --
                                                          -------------                   ----------
TOTAL ...........................................         $ 126,950,905                   $ (172,512)
                                                          -------------                   ----------

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           MARCH 31, 2008 (UNAUDITED)

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At March 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,667,641 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,683,426.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date MAY 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date  MAY 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  MAY 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.